Commitments	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]	Note 18 - Commitments
	2016	2015

Capital expenditures contracted for are analyzed as follows:
Contracted but not provided for:
Property, plant and equipment	$2,644,636	$3,337,864